Deferred tax (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Deferred Taxes Text Block Abstract
Schedule of deferred tax
		As of February 28
Figures in Rand thousands	Note	2023	2022

Deferred tax liabilities		(51,894)	(47,063)
Deferred revenue		59,402	58,137
Property, plant and equipment and capitalized commission assets		(144,007)	(144,782)
Lease obligations		4,812	4,690
ECL provision on trade receivables		17,238	21,887
Other		10,661	13,005

Deferred tax assets		60,919	58,383
Deferred revenue		4,856	540
Property, plant and equipment and capitalized commission assets		25,233	27,059
Tax losses		8,795	19,710
Lease obligations		2,903	1,303
ECL provision on trade receivables		8,890	3,953
Other		10,242	5,818

Total net deferred tax assets		9,025	11,320

Reconciliation of deferred tax assets/(liabilities)
At March 1		11,320	5,022
Acquisition of subsidiaries		-	(13,386)
Increase in deferred revenue temporary differences		5,417	13,912
Decrease in property, plant and equipment and capitalized commission assets temporary differences		(469)	(23,479)
(Decrease)/increase in tax losses temporary differences		(13,076)	8,887
Increase/(decrease) in lease obligation temporary differences		1,659	(6,365)
(Decrease)/increase in ECL provision on trade receivables temporary differences		(430)	13,855
Increase in other temporary differences		1,504	12,954
Translation adjustments		3,100	(80)
At February 28		9,025	11,320

Reconciliation of deferred tax balances
At March 1		11,320	5,022
Acquisition of subsidiaries		–	(13,386)
(Charge)/credit to income statement	24	(17,229)	19,764
Others		14,570	-
Translation adjustments		364	(80)
At February 28		9,025	11,320